Consolidated statement of cash flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow in operating activities:
Net profit for the year	$ 25,383,071	$ 35,199,480	$ 17,630,554
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	11,515,875	18,963,938	8,795,263
Depreciation, depletion, and amortization	13,812,387	12,128,991	10,159,922
(Gain) loss foreign exchange	(2,397,712)	124,650	31,726
Realization of other comprehensive income from the sale of a joint venture	0	0	(361,728)
Finance cost of loans and borrowings	6,923,831	5,517,417	3,095,224
Finance cost of post-employment benefits and abandonment costs	2,196,936	2,003,687	1,043,728
Write off of exploratory assets and dry wells	1,472,397	1,032,164	486,408
Loss on disposal of non-current assets	(143,424)	379,985	61,846
Impairment loss of non-current assets	2,098,333	287,999	33,351
Impairment loss of current assets	95,902	101,871	83,773
Gain on fair value adjustment of financial assets	(245,081)	(77,082)	(7,431)
Loss (gain) on hedging transactions with derivatives	2,180	(553)	19,485
Share of profit of associates and joint ventures	(805,349)	(768,422)	(426,164)
Net gain on the sale of assets held for sale	19,799	(279,635)	(3,840)
Hedge ineffectiveness	25,454	6,625	24,496
Realized loss on foreign exchange cash flow hedges	479,779	1,143,287	249,978
Movements in provisions	853,365	715,831	714,839
Net change in operational assets and liabilities:
Trade and other receivables	(22,166,387)	(28,471,881)	(9,457,451)
Inventories	808,127	(2,831,729)	(2,980,134)
Trade and other payables	507,579	3,690,068	3,117,982
Tax assets and liabilities	(5,854,882)	(3,100,744)	(2,448,882)
Provisions for employee benefits	(177,960)	(355,645)	(222,356)
Provisions and contingencies	(1,169,603)	(1,004,167)	(878,576)
Other assets and liabilities	(601,662)	589,729	(523,090)
Cash flows from operations	32,632,955	44,995,864	28,238,923
Income tax paid	(12,832,403)	(8,761,294)	(5,702,902)
Net cash provided by operating activities	19,800,552	36,234,570	22,536,021
Cash flow in investing activities:
Investment in joint ventures	(853)	(329,377)	(44,735)
Acquisition of subsidiaries, net of acquired cash	0	0	(8,951,587)
Investment in property, plant, and equipment	(9,349,885)	(8,767,716)	(6,117,588)
Investment in natural and environmental resources	(13,964,435)	(11,962,544)	(6,733,028)
Acquisitions of intangibles	(776,596)	(1,147,510)	(444,346)
Proceeds from sales of other financial assets	976,467	1,301,394	1,282,903
Interests received	1,884,445	965,952	266,116
Dividends received	482,124	1,471,134	206,048
Proceeds from sales of non-current assets	728,995	373,634	17,986
Net cash used in investment activities	(20,019,738)	(18,095,033)	(20,518,231)
Cash flow in financing activities:
Proceeds from borrowings	34,035,090	16,844,029	24,666,792
Repayment of borrowings	(21,659,669)	(16,409,494)	(11,267,540)
Interest payments	(6,580,746)	(5,492,251)	(3,333,555)
Lease payments	(533,640)	(434,555)	(336,030)
Payment of restitution of equity to minority shareholders	(44,768)	(84,824)	0
Dividends paid	(5,570,876)	(13,356,947)	(2,771,287)
Net cash (used) provided in financing activities	(354,609)	(18,934,042)	6,958,380
Exchange difference in cash and cash equivalents	(2,491,148)	1,645,657	491,428
Net (decrease) increase in cash and cash equivalents	(3,064,943)	851,152	9,467,598
Cash and cash equivalents at the beginning of the year	15,401,058	14,549,906	5,082,308
Cash and cash equivalent at the end of the year	$ 12,336,115	$ 15,401,058	$ 14,549,906